Property, plant and equipment	12 Months Ended
Sep. 30, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2018	58,455	204,888	164,634	686,499	1,114,476
Additions	619	40,915	19,568	104,887	165,989
Additions - business acquisitions (Note 25a)	—	5,320	981	1,374	7,675
Disposals/retirements	—	(25,565)	(4,146)	(67,291)	(97,002)
Foreign currency translation adjustment	(460)	(999)	(399)	(10,840)	(12,698)
As at September 30, 2019	58,614	224,559	180,638	714,629	1,178,440
Accumulated depreciation
As at September 30, 2018	14,652	144,275	106,223	461,233	726,383
Depreciation expense (Note 23)	2,601	21,021	16,428	119,214	159,264
Disposals/retirements	—	(25,099)	(3,836)	(67,223)	(96,158)
Foreign currency translation adjustment	(292)	(471)	(143)	(7,804)	(8,710)
As at September 30, 2019	16,961	139,726	118,672	505,420	780,779
Net carrying amount as at September 30, 2019	41,653	84,833	61,966	209,209	397,661
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2017	65,640	210,326	164,016	645,363	1,085,345
Additions	748	27,970	11,034	110,776	150,528
Additions - business acquisitions (Note 25b)	—	192	943	1,479	2,614
Disposals/retirements	(8,933)	(35,311)	(11,082)	(73,245)	(128,571)
Foreign currency translation adjustment	1,000	1,711	(277)	2,126	4,560
As at September 30, 2018	58,455	204,888	164,634	686,499	1,114,476
Accumulated depreciation
As at September 30, 2017	20,691	154,801	99,131	414,109	688,732
Depreciation expense (Note 23)	2,000	21,881	16,003	116,703	156,587
Impairment (Note 23)	—	160	1,764	—	1,924
Disposals/retirements	(8,542)	(34,251)	(10,396)	(70,577)	(123,766)
Foreign currency translation adjustment	503	1,684	(279)	998	2,906
As at September 30, 2018	14,652	144,275	106,223	461,233	726,383
Net carrying amount as at September 30, 2018	43,803	60,613	58,411	225,266	388,093

PP&E include the following assets acquired under finance leases:

	As at September 30, 2019			As at September 30, 2018
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
	$	$	$	$	$	$
Furniture, fixtures and equipment	14,578	8,285	6,293	15,309	7,958	7,351
Computer equipment	40,357	24,787	15,570	46,183	29,831	16,352
	54,935	33,072	21,863	61,492	37,789	23,703